Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation [Line Items]
Depreciation	¥ 18,383	$ 2,838	¥ 28,235	¥ 31,253
Operating Expense [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation [Line Items]
Depreciation	2,056		5,508	4,988
Selling and Marketing Expense [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation [Line Items]
Depreciation	1,180		1,282	1,636
General and Administrative Expense [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Depreciation [Line Items]
Depreciation	¥ 15,147		¥ 21,445	¥ 24,629